Document and Entity Information	Sep. 11, 2023
Cover [Abstract]
Entity Information, Former Legal or Registered Name	World Wrestling Entertainment,Inc.
Amendment Flag	false
Entity Central Index Key	0001091907
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 11, 2023
Entity Registrant Name	World Wrestling Entertainment, LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-16131
Entity Tax Identification Number	04-2693383
Entity Address, Address Line One	1241 East Main Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	(203)
Local Phone Number	352-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	WWE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false